Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2011
Disclosure of derivative instruments and hedging activities [Abstract]
Disclosure of derivative instruments and hedging activities
(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$134,988	$—	$134,988

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(95,397)	(95,397)

Futures contracts	Futures contracts purchased	—	(2,237,362)	(2,237,362)

Futures contracts	Futures contracts sold	378,483	—	378,483

Totals		$513,471	$(2,332,759)	$(1,819,288)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$224,585	$—	$224,585

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(36,460)	(36,460)

Futures contracts	Futures contracts purchased	2,832,921	—	2,832,921

Futures contracts	Futures contracts sold	—	(349,805)	(349,805)

Totals		$3,057,506	$(386,265)	$2,671,241

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(119,549)	$(148,534)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	5,708,315	(4,341,995)

Total		$5,588,766	$(4,490,529)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$35,721	$261,151

Futures contracts	Net realized and unrealized gain on futures and forward contracts	7,134,846	3,309,902

Total		$7,170,567	$3,571,053

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$5,543	0.0	*	$(44,476)	(0.2)	$129,445	0.5	$(50,921)	(0.2)	$39,591
Currency	68,883	0.3		(400)	(0.0)*	91,363	0.4	(6,081)	(0.0)*	153,765
Financial	33,539	0.1		(27,659)	(0.1)	—	—	(11,937)	(0.0)*	(6,057)
Food & Fiber	32,513	0.1		(1,800)	(0.0)*	85,412	0.3	(62,115)	(0.2)	54,010
Indices	10,041	0.0	*	(1,848)	(0.0)*	77,622	0.3	(18,751)	(0.1)	67,064
Metals	1,110	0.0	*	(2,265,102)	(8.9)	163,647	0.6	(44,307)	(0.2)	(2,144,652)
Livestock	—	—		—	—	19,430	0.1	(480)	(0.0)*	18,950
Energy	—	—		(86,639)	(0.3)	84,680	0.3	—	—	(1,959)

Totals	$151,629	0.5		$(2,427,924)	(9.5)	$651,599	2.5	$(194,592)	(0.7)	$(1,819,288)

*	Due to rounding

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$193,612	0.7	$(14,156)	(0.1)		$30,974	0.1		(22,305)	(0.1)	$188,125
Currency	484,663	1.8	—	—		53,250	0.2		(19,556)	(0.1)	518,357
Financial	135,655	0.5	(8,118)	(0.0	)*	6,771	0.0	*	(29,115)	(0.1)	105,193
Food & Fiber	195,205	0.7	(955)	(0.0	)*	—	—		—	—	194,250
Indices	207,408	0.8	(93,343)	(0.3)		23,963	0.1		—	—	138,028
Metals	1,715,408	6.4	(6,245)	(0.0	)*	—	—		(354,138)	(1.3)	1,355,025
Livestock	92,610	0.3	(150)	(0.0	)*	—	—		—	—	92,460
Energy	134,619	0.5	(23,836)	(0.1)		—	—		(30,980)	(0.1)	79,803

Totals	$3,159,180	11.7	$(146,803)	(0.5)		$114,958	0.4		$(456,094)	(1.7)	$2,671,241

*	Due to rounding

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	73	$409,877	$343,903

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,023	224
Financial	1,726	510
Food & Fiber	131	71
Indices	659	471
Metals	393	136
Livestock	57	26
Energy	295	418

Totals	4,359	1,929

*	Based on quarterly holdings

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	78	82	$336,671	$303,121

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	576	84
Financial	1,248	570
Food & Fiber	147	74
Indices	973	187
Metals	413	44
Livestock	43	11
Energy	361	234

Totals	3,839	1,286

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(119,549)	$(148,534)	$(268,083)
Currency	(1,508,127)	(364,592)	(1,872,719)
Financial	2,001,449	(111,250)	1,890,199
Food & Fiber	(517,447)	(140,240)	(657,687)
Indices	(1,877,005)	(70,964)	(1,947,969)
Metals	6,405,112	(3,499,677)	2,905,435
Livestock	(284,910)	(73,510)	(358,420)
Energy	1,489,243	(81,762)	1,407,481

Total net trading gains (losses)	$5,588,766	$(4,490,529)	$1,098,237

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$35,721	$261,151	$296,872
Currency	691,570	615,043	1,306,613
Financial	2,099,722	170,993	2,270,715
Food & Fiber	24,772	60,020	84,792
Indices	578,673	(115,837)	462,836
Metals	4,755,671	2,450,096	7,205,767
Livestock	(132,870)	101,650	(31,220)
Energy	(882,692)	27,937	(854,755)

Total net trading gains (losses)	$7,170,567	$3,571,053	$10,741,620

Superfund Gold, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$69,300	$—	$69,300

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(51,238)	(51,238)

Futures contracts	Futures contracts purchased	—	(1,411,823)	(1,411,823)

Futures contracts	Futures contracts sold	189,971	—	189,971

Totals		$259,271	$(1,463,061)	$(1,203,790)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$95,755	$—	$95,755

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(13,857)	(13,857)

Futures contracts	Futures contracts purchased	1,271,946	—	1,271,946

Futures contracts	Futures contracts sold	—	(143,844)	(143,844)

Totals		$1,367,701	$(157,701)	$1,210,000

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(96,463)	$(63,836)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,863,793	(2,349,954)

Total		$2,767,330	$(2,413,790)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$164,227	$81,898

Futures contracts	Net realized and unrealized gain on futures and forward contracts	3,209,398	1,409,409

Total		$3,373,625	$1,491,307

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,774	0.0	*	$(23,321)	(0.1)	$66,526	0.4	$(27,917)	(0.2)	$18,062
Currency	37,100	0.2		(200)	(0.0)*	47,744	0.3	(3,781)	(0.0)	80,863
Financial	17,166	0.1		(14,552)	(0.1)	—	—	(6,656)	(0.0)	(4,042)
Food & Fiber	17,413	0.1		(675)	(0.0)*	44,589	0.3	(32,982)	(0.2)	28,345
Indices	5,624	0.1		(907)	(0.0)*	38,232	0.2	(12,206)	(0.1)	30,743
Metals	1,110	0.0	*	(1,428,849)	(9.0)	88,207	0.6	(25,326)	(0.2)	(1,364,858)
Livestock	—	—		—	—	9,670	0.1	—	—	9,670
Energy	—	—		(45,053)	(0.3)	42,480	0.3	—	—	(2,573)

Totals	$81,187	0.5		$(1,513,557)	(9.5)	$337,448	2.2	$(108,868)	(0.7)	$(1,203,790)

*	Due to rounding

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$84,142	0.6	$(4,472)	(0.0	)*	$11,613	0.1		$(9,385)	(0.1)	$81,898
Currency	208,888	1.5	—	—		22,631	0.2		(8,381)	(0.1)	223,138
Financial	58,501	0.4	(3,435)	(0.0	)*	1,766	0.0	*	(12,373)	(0.1)	44,459
Food & Fiber	82,217	0.6	(436)	(0.0	)*	—	—		—	—	81,781
Indices	84,851	0.7	(38,227)	(0.3)		9,628	0.1		—	—	56,252
Metals	797,284	5.8	(2,926)	(0.0	)*	—	—		(144,925)	(1.1)	649,433
Livestock	41,020	0.3	(50)	(0.0	)*	—	—		—	—	40,970
Energy	54,905	0.4	(10,646)	(0.1)		—	—		(12,190)	(0.1)	32,069

Totals	$1,411,808	10.3	$(60,192)	(0.4)		$45,638	0.4		$(187,254)	(1.5)	$1,210,000

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	36	35	$184,028	$159,210

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	479	111
Financial	805	235
Food & Fiber	61	36
Indices	283	229
Metals	181	62
Livestock	27	13
Energy	138	202

Totals	2,010	923

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	24	23	$82,174	$46,696

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	184	27
Financial	366	186
Food & Fiber	41	23
Indices	285	54
Metals	127	12
Livestock	13	3
Energy	100	81

Totals	1,140	409

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Lossess	Net Trading Gains (Losses)
Foreign Exchange	$(96,463)	$(63,836)	$(160,299)
Currency	(853,077)	(142,275)	(995,352)
Financial	945,914	(48,501)	897,413
Food & Fiber	(253,834)	(53,436)	(307,270)
Indices	(930,898)	(25,509)	(956,407)
Metals	3,488,133	(2,014,291)	1,473,842
Livestock	(149,450)	(31,300)	(180,750)
Energy	617,005	(34,642)	582,363

Total net trading gains (losses)	$2,767,330	$(2,413,790)	$353,540

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains	Net Trading Gains (Losses)
Foreign Exchange	$164,227	$81,898	$246,125
Currency	379,999	238,235	618,234
Financial	563,890	52,387	616,277
Food & Fiber	17,166	65,841	83,007
Indices	284,057	40,408	324,465
Metals	2,300,929	936,303	3,237,232
Livestock	(36,170)	42,050	5,880
Energy	(300,473)	34,185	(266,288)

Total net trading gains	$3,373,625	$1,491,307	$4,864,932

Superfund Gold, L.P.—Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$65,688	$—	$65,688

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(44,159)	(44,159)

Futures contracts	Futures contracts purchased	—	(825,539)	(825,539)

Futures contracts	Futures contracts sold	188,512	—	188,512

Totals		$254,200	$(869,698)	$(615,498)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$128,830	$—	$128,830

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(22,603)	(22,603)

Futures contracts	Futures contracts purchased	1,560,975	—	1,560,975

Futures contracts	Futures contracts sold	—	(205,961)	(205,961)

Totals		$1,689,805	$(228,564)	$1,461,241

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(23,086)	$(84,698)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,844,522	(1,992,041)

Total		$2,821,436	$(2,076,739)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(128,506)	$179,253

Futures contracts	Net realized and unrealized gain on futures and forward contracts	3,925,448	1,900,493

Total		$3,796,942	$2,079,746

Superfund Gold, L.P. — Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,769	0.0	*	$(21,155)	(0.3)	$62,919	0.7	$(23,004)	(0.2)	$21,529
Currency	31,783	0.3		(200)	(0.0)*	43,619	0.4	(2,300)	(0.0)*	72,902
Financial	16,373	0.1		(13,107)	(0.1)	—	—	(5,281)	(0.1)	(2,015)
Food & Fiber	15,100	0.1		(1,125)	(0.0)*	40,823	0.4	(29,133)	(0.3)	25,665
Indices	4,417	0.0	*	(941)	(0.0)*	39,390	0.4	(6,545)	(0.1)	36,321
Metals	—	—		(836,253)	(8.8)	75,440	0.8	(18,981)	(0.2)	(779,794)
Livestock	—	—		—	—	9,760	0.1	(480)	(0.0)*	9,280
Energy	—	—		(41,586)	(0.4)	42,200	0.4	—	—	614

Totals	$70,442	0.5		$(914,367)	(9.6)	$314,151	3.2	$(85,724)	(0.9)	$615,498

*	Due to rounding

Superfund Gold, L.P. — Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$109,470	0.9	$(9,684)	(0.1)		$19,361	0.1		$(12,920)	(0.1)	$106,227
Currency	275,775	2.1	—	—		30,619	0.3		(11,175)	(0.1)	295,219
Financial	77,154	0.6	(4,683)	(0.0	)*	5,005	0.0	*	(16,742)	(0.1)	60,734
Food & Fiber	112,988	0.9	(519)	(0.0	)*	—	—		—	—	112,469
Indices	122,557	0.9	(55,116)	(0.4)		14,335	0.1		—	—	81,776
Metals	918,124	7.1	(3,319)	(0.0	)*	—	—		(209,213)	(1.6)	705,592
Livestock	51,590	0.4	(100)	(0.0	)*	—	—		—	—	51,490
Energy	79,714	0.6	(13,190)	(0.1)		—	—		(18,790)	(0.1)	47,734

Totals	$1,747,372	13.5	$(86,611)	(0.6)		$69,320	0.5		$(268,840)	(2.0)	$1,461,241

*	Due to rounding

Series B average* contract volume by market sector for Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	39	38	$225,849	$184,693

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	544	113
Financial	921	275
Food & Fiber	70	35
Indices	376	242
Metals	212	74
Livestock	30	13
Energy	157	216

Totals	2,349	1,006

*	Based on quarterly holdings

Series B average* contract volume by market sector for Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	54	59	$254,497	$256,425

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	392	57
Financial	882	384
Food & Fiber	106	51
Indices	688	133
Metals	286	32
Livestock	30	8
Energy	261	153

Totals	2,699	877

*	Based on quarterly holdings

Series B trading results by market sector

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(23,086)	$(84,698)	$(107,784)
Currency	(655,050)	(222,317)	(877,367)
Financial	1,055,535	(62,749)	992,786
Food & Fiber	(263,613)	(86,804)	(350,417)
Indices	(946,107)	(45,455)	(991,562)
Metals	2,916,979	(1,485,386)	1,431,593
Livestock	(135,460)	(42,210)	(177,670)
Energy	872,238	(47,120)	825,118

Total net trading gains (losses)	$2,821,436	$(2,076,739)	$744,697

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(128,506)	$179,253	$50,747
Currency	311,571	376,808	688,379
Financial	1,535,832	118,606	1,654,438
Food & Fiber	7,606	(5,821)	1,785
Indices	294,616	(156,245)	138,371
Metals	2,454,742	1,513,793	3,968,535
Livestock	(96,700)	59,600	(37,100)
Energy	(582,219)	(6,248)	(588,467)

Total net trading gains	$3,796,942	$2,079,746	$5,876,688